ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2022	September 30, 2021

Accounts receivable	$6,797,644	$6,167,498
Less: allowance for doubtful accounts	(13,337)	(14,691)
Accounts receivable, net	$6,784,307	$6,152,807

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 — ACCOUNTS RECEIVABLE, NET (continued)

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $5.0 million or 73.5% of the net Accounts receivable balance as of September 30, 2022 has been collected as of the date of the Company’s consolidated interim financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection

Less than 3 months	$6,783,125	$4,982,674	73.5%
From 4 to 6 months	1,814	1,147	63.2%
From 7 to 9 months	221	-	-
From 10 to 12 months	-	-	-
Over 1 year	12,484	141	1.1%
Total gross accounts receivable	6,797,644	4,983,962	73.3%
Allowance for doubtful accounts	(13,337)	-
Accounts Receivable, net	$6,784,307	$4,983,962	73.5%

Allowance for doubtful accounts movement is as follows:

	September 30, 2022	September 30, 2021

Beginning balance	$14,691	$93,032
Additions	-	16,891
Write-off uncollectible balance	-	(99,548)
Foreign currency translation adjustments	(1,354)	4,316
Ending balance	$13,337	$14,691